CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Aug. 10, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cost or Amortized Cost	$ 252,836,485		$ 116,676,312	$ 19,226,841
Stockholders' Equity:
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	20,000,000
Common stock, shares outstanding				45,746
Series C Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued	0		0	1,500,000
Preferred stock, shares outstanding	0		0	1,500,000
Preferred stock, shares authorized				1,500,000
Voting Common Stock Member
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	22,000,000	20,000,000	20,000,000
Common stock, shares issued	2,718,967	500	2,042,670	41,601
Common stock, shares outstanding	2,718,967	500	2,042,670	41,601
Nonvoting Common Stock [Member]
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	2,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0